Housing Loans and Deposits From Customers in the Banking Business (Tables)	12 Months Ended
Mar. 31, 2011
Housing Loans and Deposits From Customers in the Banking Business (Tables) [Abstract]
Deposits from customers in the banking business
At March 31, 2011, aggregate amounts of annual maturities of time deposits with a remaining term of more than one year are as follows:

Fiscal year ending March 31	Yen in millions

2013	20,864
2014	13,149
2015	1,990
2016	8,788
2017	1,459
Later years	26,818

Total	73,068